Financial risk management (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Notional value	$ 65,900
Fair value of derivative financial assets (liability)	(101)	$ 20
Exchange Rate Risk [Member] | Cross-currency swap - CDI x US$ [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	488	729
Fair value of derivative financial assets (liability)	$ (105)	(49)
Maturity	2029
Exchange Rate Risk [Member] | Short Position Foreign Currency Forwards [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ (20)	(1)
Maturity	2025
Interest rate risk [member] | Swap contract [member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 3,008	3,008
Fair value of derivative financial assets (liability)	$ 17	68
Maturity	2029/2034
Price Risk [Member] | Future Contracts Crude Oil And Oil Products [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ (1,450)	(1,053)
Fair value of derivative financial assets (liability)	$ (13)	1
Maturity	2025
Price Risk [Member] | Swap Short Position Soyabean Oil [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value		$ (1)